Condensed Consolidated Statements of Changes in Equity (Parenthetical) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2024
Condensed Consolidated Statements of Changes in Equity
2028 Convertible Notes	€ 16,349
SEPA (Yorkville)	7,903
XJ transaction	89,382
Share-based payments for management and board	2,869	€ 48,198
Debt-equity swaps	31,350
Total capital increases	€ 147,853